                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5822
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                            MFS CHARTER INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) CHARTER INCOME TRUST

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Charter Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                         SHARES/PAR               VALUE ($)
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
BONDS - 95.7%
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AEROSPACE - 0.3%
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Bombardier, Inc., 8%, 2014 (n)                                                                $     987,000          $  1,019,078
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Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017 (n)                                              245,000               242,550
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Hawker Beechcraft Acquisition Corp., 8.5%, 2015 (n)                                                 400,000               398,000
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                                                                                                                     $  1,659,628
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AIRLINES - 0.2%
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Continental Airlines, Inc., 7.566%, 2020                                                      $     904,941          $    884,562
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ASSET BACKED & SECURITIZED - 6.5%
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Asset Securitization Corp., FRN, 8.288%, 2029                                                 $   2,000,000          $  2,076,195
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Banc of America Commercial Mortgage, Inc., FRN, 5.965%, 2045                                        600,000               606,710
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Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                              404,000               395,217
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Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                             1,160,000             1,159,993
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Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                              1,120,248             1,090,871
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Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                 1,588,110             1,555,497
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Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.693%, 2049                                860,000               833,546
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Commercial Mortgage Pass-Through Certificates, FRN, 5.987%, 2046                                    230,000               233,014
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Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035                                          2,000,000             1,960,178
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Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                          1,477,000             1,434,637
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Crest Ltd., 7%, 2040                                                                              2,000,000             1,663,660
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DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)                                                    2,000,000             1,975,846
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First Union-Lehman Brothers Bank of America, FRN, 0.4979%, 2035 (i)                              59,773,476               768,035
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First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                 850,000               902,685
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JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                   940,000               912,629
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Merrill Lynch Mortgage Trust, FRN, 5.44%, 2044                                                    1,400,000             1,373,974
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Morgan Stanley Capital I, Inc., 5.16%, 2042                                                       1,532,020             1,492,434
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Mortgage Capital Funding, Inc., FRN, 0.94%, 2031 (i)                                             12,552,564                37,142
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New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                             2,500,000             2,450,062
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Spirit Master Funding LLC, 5.05%, 2023 (z)                                                        1,815,093             1,749,151
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Structured Asset Securities Corp., FRN, 4.67%, 2035                                               1,809,690             1,794,442
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.383%, 2043                                        2,640,000             2,564,236
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.591%, 2047                                        1,300,000             1,276,094
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.339%, 2048                                        1,571,000             1,526,118
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                        2,000,000             1,981,584
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                                                                                                                     $ 33,813,950
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AUTOMOTIVE - 0.7%
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DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                                               $     400,000          $    494,854
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Ford Motor Credit Co. LLC, 9.75%, 2010                                                              590,000               584,299
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Ford Motor Credit Co. LLC, 7%, 2013                                                               1,038,000               924,409
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Ford Motor Credit Co. LLC, 8%, 2016                                                                 310,000               286,076
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Ford Motor Credit Co., FRN, 8.105%, 2012                                                            190,000               174,004
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General Motors Corp., 8.375%, 2033                                                                  712,000               571,380
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Goodyear Tire & Rubber Co., 9%, 2015                                                                321,000               332,235
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TRW Automotive, Inc., 7%, 2014 (n)                                                                  465,000               432,450
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TRW Automotive, Inc., 7.25%, 2017 (n)                                                                50,000                45,500
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                                                                                                                     $  3,845,207
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BROADCASTING - 1.6%
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Allbritton Communications Co., 7.75%, 2012                                                    $     855,000          $    835,763
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CBS Corp., 6.625%, 2011                                                                           1,036,000             1,074,039
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Clear Channel Communications, Inc., 6.25%, 2011                                                   1,240,000             1,120,650
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Clear Channel Communications, Inc., 5.5%, 2014                                                      520,000               405,600
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Grupo Televisa S.A., 8.5%, 2032                                                                     962,000             1,150,685
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Intelsat Bermuda Ltd., 11.25%, 2016                                                                 250,000               261,563
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Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                  340,000               342,125
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Lamar Media Corp., 7.25%, 2013                                                                      675,000               671,625
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News America Holdings, 7.7%, 2025                                                                 1,140,000             1,266,006
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News America, Inc., 6.2%, 2034                                                                      542,000               503,272
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Univision Communications, Inc., 9.75%, 2015 (n)(p)                                                  455,000               433,388
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                                                                                                                     $  8,064,716
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BROKERAGE & ASSET MANAGERS - 1.2%
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Goldman Sachs Group, Inc., 5.625%, 2017                                                       $   2,387,000          $  2,281,640
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INVESCO PLC, 5.625%, 2012                                                                         1,440,000             1,447,193
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Lehman Brothers Holdings, Inc., 6.5%, 2017                                                        1,260,000             1,240,518
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Merrill Lynch & Co., Inc., 6.4%, 2017                                                               620,000               631,885
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Morgan Stanley, 5.75%, 2016                                                                         662,000               650,821
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                                                                                                                     $  6,252,057
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BUILDING - 0.1%
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Nortek Holdings, Inc., 8.5%, 2014                                                             $     340,000          $    294,100
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BUSINESS SERVICES - 0.5%
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SunGard Data Systems, Inc., 10.25%, 2015                                                      $     570,000          $    587,100
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Xerox Corp., 6.4%, 2016                                                                           2,000,000             2,021,784
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                                                                                                                     $  2,608,884
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CABLE TV - 0.4%
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CCH II Holdings LLC, 10.25%, 2010                                                             $     255,000          $    257,550
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CCO Holdings LLC, 8.75%, 2013                                                                       480,000               470,400
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TCI Communications, Inc., 9.8%, 2012                                                              1,169,000             1,349,163
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                                                                                                                     $  2,077,113
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CHEMICALS - 0.8%
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Equistar Chemicals LP, 10.125%, 2008                                                          $     214,000          $    222,025
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Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                              455,000               434,525
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Mosaic Co., 7.625%, 2016 (n)                                                                      1,725,000             1,768,125
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Nalco Co., 8.875%, 2013                                                                              45,000                46,013
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Yara International A.S.A., 5.25%, 2014 (n)                                                        2,000,000             1,912,082
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                                                                                                                     $  4,382,770
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COMPUTER SOFTWARE - 0.2%
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Seagate Technology HDD Holdings, 6.375%, 2011                                                 $   1,200,000          $  1,188,000
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CONGLOMERATES - 0.4%
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Actuant Corp., 6.875%, 2017 (n)                                                               $   1,005,000          $    967,313
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Kennametal, Inc., 7.2%, 2012                                                                      1,140,000             1,219,792
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                                                                                                                     $  2,187,105
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CONSUMER GOODS & SERVICES - 0.6%
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Corrections Corp. of America, 6.25%, 2013                                                     $     305,000          $    295,850
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Fortune Brands, Inc., 5.125%, 2011                                                                1,150,000             1,130,989
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Jarden Corp., 7.5%, 2017                                                                            340,000               317,900
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Service Corp. International, 7%, 2017                                                               775,000               732,375
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Service Corp. International, 7.625%, 2018                                                           120,000               120,600
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Visant Holding Corp., 8.75%, 2013                                                                   261,000               261,000
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                                                                                                                     $  2,858,714
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CONTAINERS - 0.7%
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Crown Americas LLC, 7.75%, 2015                                                               $     565,000          $    570,650
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Greif, Inc., 6.75%, 2017                                                                          1,220,000             1,189,500
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Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                  378,000               384,143
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                 1,250,000             1,281,250
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                                                                                                                     $  3,425,543
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DEFENSE ELECTRONICS - 0.8%
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BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                   $     790,000          $    785,785
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BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                          750,000               733,626
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L-3 Communications Corp., 5.875%, 2015                                                            1,350,000             1,279,125
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L-3 Communications Corp., 6.375%, 2015                                                            1,500,000             1,451,250
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                                                                                                                     $  4,249,786
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ELECTRONICS - 0.1%
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Flextronics International Ltd., 6.25%, 2014                                                   $     140,000          $    128,800
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NXP B.V./NXP Funding LLC, 7.875%, 2014                                                              300,000               270,750
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                                                                                                                     $    399,550
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EMERGING MARKET QUASI-SOVEREIGN - 1.9%
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Banco do Brasil S.A., 7.95%, 2049 (n)                                                         $     161,000          $    163,818
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Codelco, Inc., 5.625%, 2035                                                                       1,900,000             1,732,350
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Gazprom International S.A., 7.201%, 2020                                                          1,002,483             1,018,823
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Gazprom International S.A., 6.51%, 2022 (n)                                                       1,300,000             1,256,450
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Majapahit Holding B.V., 7.25%, 2017 (n)                                                           1,478,000             1,385,625
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OAO Gazprom, 7.288%, 2037 (z)                                                                       100,000               102,000
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Pemex Project Funding Master Trust, 8.625%, 2022                                                  1,011,000             1,248,492
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Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)                                       2,490,000             2,765,750
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                                                                                                                     $  9,673,308
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EMERGING MARKET SOVEREIGN - 2.2%
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Federative Republic of Brazil, 6%, 2017                                                       $   3,170,000          $  3,150,980
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Republic of Argentina, FRN, 5.475%, 2012                                                          3,588,125             3,158,196
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Republic of Colombia, FRN, 7.175%, 2015                                                           1,520,000             1,573,960
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Republic of Indonesia, 6.875%, 2017 (n)                                                             171,000               171,000
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Republic of Panama, 9.375%, 2029                                                                  1,121,000             1,462,905
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Republic of Panama, 6.7%, 2036                                                                      580,000               574,200
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Republic of Philippines, 9.375%, 2017                                                               449,000               525,330
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Republic of South Africa, 5.875%, 2022                                                              816,000               786,420
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Republic of Uruguay, 5%, 2018                                                              UYU    5,110,000               243,143
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                                                                                                                     $ 11,646,134
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ENERGY - INDEPENDENT - 0.6%
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Chaparral Energy, Inc., 8.875%, 2017 (n)                                                      $     380,000          $    342,000
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Chesapeake Energy Corp., 6.875%, 2016                                                             1,070,000             1,045,925
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Forest Oil Corp., 7.25%, 2019 (n)                                                                   210,000               202,125
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Hilcorp Energy I LP, 7.75%, 2015 (n)                                                                135,000               129,263
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Newfield Exploration Co., 6.625%, 2014                                                              295,000               283,569
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Plains Exploration & Production Co., 7%, 2017                                                       555,000               505,050
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Quicksilver Resources, Inc., 7.125%, 2016                                                           400,000               382,000
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                                                                                                                     $  2,889,932
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ENERGY - INTEGRATED - 0.3%
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Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)                                         $     430,000          $    432,931
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TNK-BP Finance S.A., 7.5%, 2016 (n)                                                               1,211,000             1,195,863
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                                                                                                                     $  1,628,794
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ENTERTAINMENT - 0.4%
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AMC Entertainment, Inc., 11%, 2016                                                            $     200,000          $    208,000
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Turner Broadcasting System, Inc., 8.375%, 2013                                                    1,784,000             2,002,039
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                                                                                                                     $  2,210,039
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FINANCIAL INSTITUTIONS - 2.0%
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American Express Co., 6.15%, 2017                                                             $     410,000          $    412,433
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Capmark Financial Group, Inc., 5.875%, 2012 (z)                                                     940,000               832,511
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Countrywide Financial Corp., 6.25%, 2016                                                          1,250,000             1,109,346
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General Motors Acceptance Corp., 5.85%, 2009                                                      1,842,000             1,749,804
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General Motors Acceptance Corp., 6.875%, 2011                                                     1,759,000             1,568,782
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General Motors Acceptance Corp., 6.75%, 2014                                                      1,066,000               904,679
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General Motors Acceptance Corp., 8%, 2031                                                           115,000               103,312
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GMAC LLC, 6.125%, 2008                                                                              234,000               232,398
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ILFC E-Capital Trust I, FRN, 5.9%, 2065 (n)                                                       2,500,000             2,458,865
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Residential Capital LLC, 7.125%, 2008                                                                95,000                79,325
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Residential Capital LLC, 7.5%, 2012                                                                 497,000               377,720
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Residential Capital LLC, 7.875%, 2015                                                               687,000               518,685
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                                                                                                                     $ 10,347,860
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FOOD & BEVERAGES - 0.6%
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ARAMARK Corp., 8.5%, 2015                                                                     $     610,000          $    607,713
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B&G Foods Holding Corp., 8%, 2011                                                                   170,000               166,600
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Dean Foods Co., 7%, 2016                                                                            545,000               501,400
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Del Monte Corp., 6.75%, 2015                                                                        125,000               118,750
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General Mills, Inc., 5.65%, 2012                                                                    260,000               261,781
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Tyson Foods, Inc., 6.6%, 2016                                                                     1,520,000             1,585,544
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                                                                                                                     $  3,241,788
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FOREST & PAPER PRODUCTS - 0.5%
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Buckeye Technologies, Inc., 8.5%, 2013                                                        $     460,000          $    464,600
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Norske Skog Canada Ltd., 7.375%, 2014                                                               695,000               559,475
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Stora Enso Oyj, 6.404%, 2016 (n)                                                                  1,560,000             1,545,762
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                                                                                                                     $  2,569,837
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GAMING & LODGING - 1.1%
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Caesars Entertainment, Inc., 8.125%, 2011                                                     $     730,000          $    722,700
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Harrah's Entertainment, Inc., 5.75%, 2017                                                           260,000               195,000
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Host Marriott LP, 6.75%, 2016                                                                     1,000,000               972,500
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Isle of Capri Casinos, Inc., 7%, 2014                                                               285,000               247,238
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Mandalay Resort Group, 9.375%, 2010                                                                 450,000               470,250
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MGM Mirage, Inc., 8.375%, 2011                                                                    1,155,000             1,180,988
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MGM Mirage, Inc., 6.75%, 2013                                                                       230,000               223,100
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Scientific Games Corp., 6.25%, 2012                                                                 380,000               361,950
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Station Casinos, Inc., 6.5%, 2014                                                                   430,000               364,425
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Wimar Opco LLC, 9.625%, 2014 (n)                                                                    585,000               432,900
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Wyndham Worldwide Corp., 6%, 2016                                                                   270,000               263,809
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Wynn Las Vegas LLC, 6.625%, 2014                                                                    365,000               353,138
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                                                                                                                     $  5,787,998
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INDUSTRIAL - 0.1%
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JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                             $     570,000          $    572,850
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INSURANCE - 0.0%
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American International Group, Inc., 6.25%, 2037                                               $     210,000          $    194,392
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INSURANCE - HEALTH - 0.0%
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Centene Corp., 7.25%, 2014                                                                    $     215,000          $    209,625
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INSURANCE - PROPERTY & CASUALTY - 1.2%
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AXIS Capital Holdings Ltd., 5.75%, 2014                                                       $   1,689,000          $  1,674,762
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Fund American Cos., Inc., 5.875%, 2013                                                            1,351,000             1,345,615
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USI Holdings Corp., FRN, 9.23%, 2014 (n)                                                          1,005,000               934,650
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ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z)                                                      2,490,000             2,329,751
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                                                                                                                     $  6,284,778
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INTERNATIONAL MARKET QUASI-SOVEREIGN - 6.1%
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Canada Housing Trust, 4.6%, 2011                                                           CAD      654,000          $    620,922
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Development Bank of Japan, 1.75%, 2010                                                     JPY  307,000,000             2,703,517
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Development Bank of Japan, 1.4%, 2012                                                      JPY  462,000,000             4,029,279
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Development Bank of Japan, 1.05%, 2023                                                     JPY  654,000,000             4,888,406
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Development Bank of Japan, 2.3%, 2026                                                      JPY  190,000,000             1,671,180
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Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                                 JPY  463,000,000             4,073,345
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Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                    JPY  850,000,000             7,598,434
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KfW Bankengruppe, 1.35%, 2014                                                              JPY  723,000,000             6,235,729
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                                                                                                                     $ 31,820,812
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INTERNATIONAL MARKET SOVEREIGN - 13.7%
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Federal Republic of Germany, 5.25%, 2010                                                   EUR    6,501,000          $  9,126,352
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Federal Republic of Germany, 3.75%, 2015                                                   EUR    3,043,000             4,030,038
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Federal Republic of Germany, 6.25%, 2030                                                   EUR    2,593,000             4,362,996
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Government of Canada, 5.5%, 2009                                                           CAD    1,305,000             1,260,321
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Government of Canada, 4.5%, 2015                                                           CAD    1,125,000             1,073,261
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Government of Canada, 5.75%, 2033                                                          CAD      396,000               448,737
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Kingdom of Denmark, 4%, 2015                                                               DKK    6,915,000             1,238,514
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Kingdom of Netherlands, 3.75%, 2009                                                        EUR    8,727,000            11,800,609
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Kingdom of Netherlands, 3.75%, 2014                                                        EUR    1,787,000             2,365,566
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Kingdom of Spain, 5.35%, 2011                                                              EUR    4,570,000             6,498,479
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Republic of Austria, 4.65%, 2018                                                           EUR    4,347,000             6,055,576
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Republic of France, 4.75%, 2012                                                            EUR    1,281,000             1,789,834
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Republic of France, 5%, 2016                                                               EUR    2,150,000             3,078,275
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Republic of France, 6%, 2025                                                               EUR      874,000             1,404,888
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Republic of France, 4.75%, 2035                                                            EUR    3,517,000             4,925,127
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Republic of Ireland, 4.6%, 2016                                                            EUR    3,420,000             4,747,353
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United Kingdom Treasury, 8%, 2015                                                          GBP      944,000             2,269,100
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United Kingdom Treasury, 8%, 2021                                                          GBP      980,000             2,572,182
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United Kingdom Treasury, 4.25%, 2036                                                       GBP    1,346,000             2,607,268
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 71,654,476
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MACHINERY & TOOLS - 0.2%
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Case Corp., 7.25%, 2016                                                                      $      470,000       $       474,700
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Case New Holland, Inc., 7.125%, 2014                                                                380,000               383,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       858,500
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 0.8%
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BNP Paribas, 5.186% to 2015, FRN to 2049(n)                                                   $   1,667,000          $  1,544,591
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                                           1,330,000             1,306,487
---------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                          1,408,000             1,343,857
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,194,935
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.8%
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Advanced Medical Optics, Inc., 7.5%, 2017                                                     $     405,000          $    369,563
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Community Health Systems, Inc., 8.875%, 2015 (n)                                                    530,000               529,338
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Cooper Cos., Inc., 7.125%, 2015                                                                     655,000               625,525
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DaVita, Inc., 6.625%, 2013                                                                          170,000               164,475
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DaVita, Inc., 7.25%, 2015                                                                           915,000               896,700
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Fisher Scientific International, Inc., 6.125%, 2015                                               2,090,000             2,047,623
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HCA, Inc., 8.75%, 2010                                                                              630,000               626,850
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HCA, Inc., 6.375%, 2015                                                                             160,000               130,400
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                          780,000               801,450
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Hospira, Inc., 6.05%, 2017                                                                        1,091,000             1,084,690
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Omnicare, Inc., 6.875%, 2015                                                                        670,000               624,775
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Owens & Minor, Inc., 6.35%, 2016                                                                    970,000               987,275
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                            390,000               382,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,270,864
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METALS & MINING - 1.4%
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Arch Western Finance LLC, 6.75%, 2013                                                         $     630,000          $    596,138
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                                      515,000               584,525
---------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                                 650,000               744,250
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                                 240,000               229,800
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                                   370,000               392,200
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                                1,040,000             1,107,600
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                       1,300,000             1,305,429
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Ispat Inland ULC, 9.75%, 2014                                                                     1,200,000             1,310,243
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                  425,000               394,188
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                             465,000               463,838
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,128,211
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 14.7%
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Fannie Mae, 3.81%, 2013                                                                       $     564,750          $    528,957
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Fannie Mae, 4.1%, 2013                                                                              913,941               868,392
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.19%, 2013                                                                             779,998               743,132
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                            246,608               240,843
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.547%, 2014                                                                            731,565               701,161
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2014                                                                              745,446               721,599
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.666%, 2014                                                                          1,219,012             1,175,811
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.77%, 2014                                                                             581,387               560,488
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                             312,589               299,872
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                            253,240               244,492
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                              241,653               233,786
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                             597,146               573,566
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                             698,478               677,348
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                            600,000               578,077
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                             510,461               498,292
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                             170,342               166,660
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                          1,899,359             1,846,631
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2037                                                                      10,645,784            10,680,340
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2019 - 2035                                                                    39,574,435            38,819,889
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                             536,819               526,142
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032 - 2033                                                                     2,667,146             2,724,744
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2033                                                                            4,959,026             4,857,240
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2024                                                                               316,459               316,096
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2034                                                                           6,523,347             6,389,979
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                             1,796,935             1,802,374
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 76,775,911
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015                                                             $     470,000          $    455,900
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                                  175,000               168,000
---------------------------------------------------------------------------------------------------------------------------------
Inergy LP, 6.875%, 2014                                                                             270,000               257,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    881,750
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                      $   1,080,000          $  1,071,900
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                  1,600,000             1,748,610
---------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, CLN, 7.75%, 2011 (n)                                              910,000               932,332
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.375%, 2017 (n)                                                             700,000               652,750
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                         311,000               303,850
---------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                              1,350,000             1,513,050
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                  1,010,000             1,148,875
---------------------------------------------------------------------------------------------------------------------------------
Williams Partners LP, 7.25%, 2017                                                                   370,000               366,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,737,667
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                      $     815,000          $    874,088
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                               405,000               397,913
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                     305,000               315,675
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                           700,000               732,375
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                           450,000               487,125
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                               1,000,000             1,065,963
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                             1,299,000             1,409,033
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                              2,542,000             2,678,363
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                      495,000               517,275
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 7%, 2019                                                                          180,000               169,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,647,460
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                     $     485,000          $    443,775
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                                            340,000               343,400
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                                435,000               428,475
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,215,650
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                      $   2,300,000          $  2,385,831
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2549%, 2011 (n)                           $   2,241,900          $  2,241,900
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                                     639,000               659,001
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                 1,400,000             1,461,250
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(n)                                      808,000               799,920
---------------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 (z)                                           1,500,000             1,507,619
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.25%, 2017 (n)                                                                 1,187,000             1,115,780
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                                              141,000               132,126
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                  2,500,000             2,410,073
---------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049(n)                                                     655,000               621,329
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.125%, 2008 (n)                                                     682,000               675,044
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (n)                                                       176,000               160,600
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                     498,000               463,140
---------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 6.125% to 2011, FRN to 2016(n)                                                        1,490,000             1,491,104
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,738,886
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                             $   2,880,000          $  3,138,048
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                 $     375,000          $    330,000
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                  1,527,000             1,610,985
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016                                                                            2,130,000             2,103,375
---------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10%, 2014                                                                       70,000                71,750
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                                1,535,000             1,573,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,689,485
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                $   2,100,000          $  2,173,500
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                      $   1,422,000          $  1,404,172
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 5.783%, 2016                                                              710,000               696,037
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.875%, 2017                                                       1,260,000             1,245,138
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,345,347
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                 $     420,000          $    411,600
---------------------------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                                                        200,000               197,787
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 9.8%, 2008                                                                               940,000               985,910
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.875%, 2036                                                                    1,000,000               861,701
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,456,998
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                  $     220,000          $    226,600
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                                65,000                60,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    286,725
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9%, 2031                                                              $     980,000          $  1,146,600
---------------------------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 7.75%, 2015 (n)                                                     220,000               213,400
---------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc., 7.5%, 2014                                                                         315,000               318,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,678,150
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (n)                                                       $   1,426,000          $  1,392,372
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                     $   1,500,000          $  1,869,857
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                      240,000               251,400
---------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                                 1,700,000             1,769,112
---------------------------------------------------------------------------------------------------------------------------------
Globo Comunicacoes e Participacoes S.A., 7.25%, 2022 (n)                                            100,000                93,500
---------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc., 9.25%, 2014 (n)                                                      265,000               261,025
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                          1,295,000             1,235,571
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel-Communications, 8.25%, 2016                                                           2,036,000             2,046,180
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                    1,025,000               991,585
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                   450,000               484,942
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,003,172
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                    $   1,740,000          $  1,794,415
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.75%, 2017                                                          $   2,984,000          $  3,039,950
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)                                                $     250,000          $    162,500
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                     $     315,000          $    326,025
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                                  305,000               301,188
---------------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                             370,000               360,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    987,963
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017                                                                        $   5,100,000          $  5,257,488
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 12.6%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.625%, 2015                                                            $   3,350,000          $  4,712,509
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 7.5%, 2016                                                                   5,750,000             6,991,189
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 (f)                                                              8,000,000             9,220,624
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                   477,000               511,247
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                     158,000               149,767
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.75%, 2037                                                                  4,977,000             4,909,343
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 12%, 2013                                                                    4,500,000             4,813,947
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                 13,765,000            13,718,763
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 9.875%, 2015                                                                 5,025,000             6,854,020
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.375%, 2027                                                                 2,350,000             2,795,398
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                              11,453,450            11,181,430
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 65,858,237
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                                       $     840,000          $    877,800
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                    370,000               382,025
---------------------------------------------------------------------------------------------------------------------------------
Bruce Mansfield Unit 1, 6.85%, 2034 (z)                                                           1,560,000             1,631,760
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7%, 2017 (n)                                                                 930,000               878,850
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                  812,000               917,686
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                        1,273,000             1,360,594
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                            2,486,000             2,593,430
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                    1,699,000             1,754,739
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                            1,500,000             1,600,949
---------------------------------------------------------------------------------------------------------------------------------
Intergen N.V., 9%, 2017 (n)                                                                         605,000               614,075
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                                        461,000               463,305
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                                          754,000               774,735
---------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.3%, 2011                                                          100,000                98,750
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                             710,000               706,450
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                  1,435,000             1,392,716
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                    1,230,000             1,214,625
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.875%, 2017                                                                  455,000               444,763
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (n)                                                   2,029,752             2,008,033
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                          1,220,000             1,253,075
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,968,360
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $498,992,683
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 0.8% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                                      $     559,516          $    524,430
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.85%, 2014                                      257,547               242,845
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    767,275
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Delayed Draw Term Loan, 6.86%, 2014                                    $     189,537          $    177,573
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Term Loan B, 7.61%, 2014                                                  113,473               104,735
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    282,308
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Term Loan, 7.36%, 2014                                  $      87,744          $     82,872
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Incremental Term Loan, 7.07%, 2013                                              336,116               322,042
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Illinois LLC, Term Loan A, 7.05%, 2012                                                     302,299               280,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    685,674
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan B, 7.11%, 2014                                                         $     360,635          $    347,712
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Jarden Corp., Term Loan, 2008 (o)                                                             $     109,940          $    105,323
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co., Term Loan B, 6.86%, 2014                                                      $     283,455          $    274,287
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Term Loan B, 7.76%, 2014                                      $     203,038          $    194,808
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.61%, 2012                                                                 453,860               436,638
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    631,446
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Term Loan, 7.07%, 2014                                                   $      97,417          $     92,425
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., A, Credit Linked Deposit, 6.82%, 2012                       $     134,879          $    130,900
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan, 6.78%, 2012                                            235,859               228,901
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    359,801
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.36%, 2014                                                        $     448,631          $    432,929
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                          $  3,979,180
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                                                               3,683   $             0
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.25%, due 9/04/07 (y)                                                    $ 14,631,000      $ 14,631,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $517,602,863
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                   3,712,708
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $521,315,571
---------------------------------------------------------------------------------------------------------------------------------


(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of August 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $488,271,000 and 94.33% of market value. An independent pricing service provided an evaluated bid for
    93.94% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,794,069, representing 9.6% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                  ACQUISITION              ACQUISITION           CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                 DATE                     COST            MARKET VALUE     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

Bayview Financial Revolving Mortgage
Loan Trust, FRN, 6.12%, 2040                          3/01/06              $ 1,160,000         $ 1,159,993
Bosphorus Financial Services Ltd., FRN,
7.16%, 2012                                           3/08/05                1,500,000           1,507,619
Bruce Mansfield Unit 1, 6.85%, 2034                   7/10/07                1,560,000           1,631,760
Capmark Financial Group, Inc., 5.875%, 2012           5/03/07                  939,596             832,511
DLJ Commercial Mortgage Corp., 6.04%, 2031            7/23/04                1,969,453           1,975,846
OAO Gazprom, 7.288%, 2037                             8/08/07                  100,000             102,000
Spirit Master Funding LLC, 5.05%, 2023                7/15/05                1,814,558           1,749,151
ZFS Finance USA Trust V, FRN, 6.5%, 2037              5/03/07                2,503,058           2,329,751
--------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                    $11,288,631           2.2%
                                                                                               =================================


The following abbreviations are used in this report and are defined:
CLN       Credit-Linked Note
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

      AUD  Australian Dollar
      BRL  Brazilian Real
      CAD  Canadian Dollar
      CHF  Swiss Franc
      CNY  Chinese Yuan Renminbi
      DKK  Danish Krone
      EUR  Euro
      GBP  British Pound
      JPY  Japanese Yen
      PLN  Polish Zloty
      SGD  Singapore Dollar
      UYU  Uruguayan Peso

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CHARTER INCOME TRUST

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                     $526,855,291
                                                                                   ============
Gross unrealized appreciation                                                      $  4,969,010
Gross unrealized depreciation                                                       (14,221,438)
                                                                                   ------------
      Net unrealized appreciation (depreciation)                                   $ (9,252,428)
                                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of August 31, 2007, the portfolio had unfunded loan commitments of $20,686, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                                                     UNFUNDED     UNREALIZED
                                                                                                       LOAN      APPRECIATION
BORROWER                                                                                            COMMITMENT  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Delayed Draw Term Loan, 2014                                         $13,391        $ (543)
Univision Communications, Delayed Draw Term Loan, 2014                                                 7,295            55
------------------------------------------------------------------------------------------------------------        ------
                                                                                                     $20,686        $ (488)
                                                                                                     =======        ======

At August 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these contracts.


(3) FINANCIAL INSTRUMENTS

    DERIVATIVES
    -----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 8/31/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                                                 NET UNREALIZED
                               CONTRACTS TO           SETTLEMENT                                   CONTRACTS      APPRECIATION
TYPE            CURRENCY     DELIVER/RECEIVE          DATE RANGE            IN EXCHANGE FOR        AT VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
APPRECIATION
------------
BUY                BRL          3,647,822              9/21/07               $   1,799,361       $ 1,855,274     $    55,913
SELL               BRL          1,173,600              9/21/07                     600,000           596,890           3,110
SELL               CAD          2,273,051              9/17/07                   2,180,385         2,155,373          25,012
SELL               DKK          6,950,047              10/10/07                  1,290,224         1,273,712          16,512
BUY                EUR          3,076,831              9/17/07                   4,097,361         4,195,440          98,079
SELL               EUR          6,496,894              9/19/07                   8,976,698         8,859,708         116,990
BUY                GBP             29,968              9/19/07                      59,083            60,411           1,328
SELL               GBP          1,114,627              9/19/07                   2,295,397         2,246,918          48,479
BUY                JPY        292,730,766              9/18/07                   2,503,937         2,534,009          30,072
BUY                PLN          3,656,216              9/28/07                   1,301,561         1,304,357           2,796
SELL               SGD          3,968,726              9/04/07                   2,605,006         2,601,312           3,694
                                                                                                                 -----------
                                                                                                                 $   401,985
                                                                                                                 ===========

DEPRECIATION
BUY                AUD             31,337              9/19/07               $      26,823       $    25,592     $    (1,231)
SELL               BRL            999,722              9/21/07                     507,344           508,456          (1,112)
SELL               CAD          1,395,147              9/17/07                   1,311,832         1,322,918         (11,086)
BUY                CHF          1,483,133              10/04/07                  1,247,844         1,231,467         (16,377)
SELL               CHF          1,506,288              10/04/07                  1,250,000         1,250,692            (692)
BUY                CNY         42,072,400              9/28/07                   5,605,991         5,584,832         (21,159)
SELL               EUR         42,674,070         9/17/07 - 9/19/07             56,981,483        58,193,810      (1,212,327)
BUY                GBP            142,332              9/19/07                     292,048           286,920          (5,128)
SELL               GBP          2,792,144              9/19/07                   5,511,994         5,628,533        (116,539)
SELL               JPY      3,894,330,647              9/18/07                  32,086,930        33,711,080      (1,624,150)
BUY                SGD          7,937,452         9/04/07 - 10/04/07             5,245,344         5,208,831         (36,513)
                                                                                                                 -----------
                                                                                                                 $(3,046,314)
                                                                                                                 ===========

FUTURES CONTRACTS OUTSTANDING AT 8/31/07
                                                                                                                    UNREALIZED
                                                                                               EXPIRATION          APPRECIATION
DESCRIPTION                                  CONTRACTS                        VALUE               DATE            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                        97                        $10,821,563           Dec-07               $   7,306
U.S. Treasury Note 10 yr (Short)                260                         28,352,188           Dec-07                (137,003)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $(129,697)
                                                                                                                      =========

SWAP AGREEMENTS AT 8/31/07
                                                                                                                     UNREALIZED
                      NOTIONAL                                                CASH FLOWS          CASH FLOWS       APPRECIATION
EXPIRATION            AMOUNT          COUNTERPARTY                            TO RECEIVE            TO PAY        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAPS
6/20/09         USD     200,000    JPMorgan Chase Bank                     4.1 (fixed rate)           (1)            $(10,695)

4/20/12         USD   1,320,000    Morgan Stanley Capital Services, Inc.         (2)          2.08 (fixed rate)       112,136
                                   Services, Inc.

9/20/12         USD   1,500,000    JPMorgan Chase Bank                    0.33% (fixed rate)           (3)              1,973

3/20/17         USD   1,250,000    Merrill Lynch International                   (4)          0.81% (fixed rate)      (27,215)

3/20/17         USD   1,350,000    JPMorgan Chase Bank                           (5)          0.38% (fixed rate)        5,538

3/20/17         USD   1,040,000    Goldman Sachs International                   (6)          0.40% (fixed rate)       (1,353)

6/20/17         USD   2,500,000    Merrill Lynch International                   (7)          0.91% (fixed rate)      (25,855)
                                                                                                                     --------
                                                                                                                     $ 54,529
                                                                                                                     ========

(1) Trust to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.
(2) Trust to receive notional amount upon a defined credit default event by Argentine Republic, 8.28%, 12/31/33.
(3) Trust to pay notional amount upon a defined credit default event by FNMA, 5.5%, 6/09/33.
(4) Trust to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.
(5) Trust to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(6) Trust to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/01/08.
(7) Trust to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.

At August 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2007, are as follows:

------------------------------------
United States                  66.8%
------------------------------------
Japan                           5.2%
------------------------------------
Germany                         4.7%
------------------------------------
Netherlands                     2.8%
------------------------------------
France                          2.6%
------------------------------------
Russia                          2.4%
------------------------------------
United Kingdom                  2.0%
------------------------------------
Canada                          1.8%
------------------------------------
Spain                           1.5%
------------------------------------
Other Countries                10.2%
------------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.